SEGMENT REPORTING - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 segment company	Dec. 31, 2022 company	Dec. 31, 2021 company
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
United States | Reinsurance
Segment Reporting Information [Line Items]
Number of US ceding companies | company	2	2	2